Investment properties	12 Months Ended
Jun. 30, 2019
Investment Properties [Abstract]
Investment properties
9.	Investment properties

Changes in the Group's investment properties according to the fair value hierarchy for the years ended June 30, 2019 and 2018 were as follows:

	06.30.19		06.30.18
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	26,669	227,786	18,537	184,858
Currency translation adjustment	41	(2,099)	198	34,352
Additions	3,614	4,510	2,281	3,483
Additions of capitalized leasing costs	8	3	11	25
Depreciation of capitalized leasing costs (i)	(6)	(3)	(5)	(2)
Transfers	594	794	1,207	1,775
Disposals	(1,485)	(2,572)	(227)	(630)
Balance incorporated by business combination	-	-	185	-
Deconsolidation (see Note 4.(t))	-	-	-	(7,229)
Capitalized finance costs	152	11	37	97
Net gain / (loss) from fair value adjustment	2,189	(25,803)	4,445	11,057
Fair value at the end of the year	31,776	202,627	26,669	227,786

(i)	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 26)

The following is the balance by type of investment property of the Group as of June 30, 2019 and 2018:

	06.30.19	06.30.18
Leased out farmland	1,842	1,216
Rental properties	200,912	219,814
Undeveloped parcels of land	23,588	19,615
Properties under development	8,061	13,810
Total	234,403	254,455

Certain investment property assets of the Group have been mortgaged or restricted to secure some of the Group's borrowings and other payables. Book amount of those properties amounts to Ps. 10,852 and Ps. 41,193 as June 30, 2019 and 2018, respectively.

The following amounts have been recognized in the Statements of Income:

	06.30.19	06.30.18	06.30.17
Rental and services income	21,343	19,499	19,863
Direct operating expenses	5,867	(5,387)	(6,236)
Development expenses	61	(2,943)	(3,154)
Net realized gain from fair value adjustment of investment property	575	369	258
Net unrealized (loss) / gain from fair value adjustment of investment property	(24,193)	16,480	(3,126)

See Note 5 (liquidity schedule) for detail of contractual commitments related to investment properties.

Valuation processes

The Group's investment properties were valued at each reporting date by independent professionally qualified appraisers who hold a recognized relevant professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

Each business (or operations center, as appropriate) has a team, which reviews the appraisals performed by the independent appraisers (the "review team"). The review team: i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraisers; ii) assesses property valuation movements compared to the valuation report from the prior period; and iii) holds discussions with the independent appraisers.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the valuation discussions between the review team and the independent appraisers. In the case of the Operations Center in Argentina, the Board of Directors ultimately approves the fair value calculation for recording into the Financial Statements. In the case of the Operations Center in Israel, the appraisals are examined by Israel Management and reported to the Financial Statements Committee.

Valuation techniques used for the estimation of fair value of the investment property

Agricultural business

For all leases of agricultural land with a total valuation of Ps. 1,842 and Ps. 1,216 for fiscal years ended on June 30, 2019 and 2018, respectively, the valuation was determined using comparable values. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare.

Urban properties and investments business

Argentina operations center

The Group has defined valuation techniques according to the characteristics of each property and the type of market in which these assets are located, in order to maximize the use of observable information available for the determination of fair value.

For the Shopping Malls there is no liquid market for the sale of properties with these characteristics that can be taken as a reference of value. Likewise, the Shopping Malls, being a business denominated in pesos, are highly related to the fluctuation of macroeconomic variables in Argentina, the purchasing power of individuals, the economic cycle of GDP growth, the evolution of inflation, among others. Consequently, the methodology adopted by the Group for the valuation of Shopping Malls is the discounted cash flow model ("DCF"), which allows the volatility of the Argentine economy to be taken into account and its correlation with the revenue streams of the Malls and the inherent risk of the Argentine macroeconomy. The DCF methodology contemplates the use of certain unobservable valuation assumptions, which are determined reliably based on the information and internal sources available at the date of each measurement. These assumptions mainly include the following:

●	Future cash flow projected income based on the current locations, type and quality of the properties, backed by the lease agreements that the Company has signed with its tenants. The Company's revenues are equal to the higher of: i) a Minimum Insured Fixed Value ("VMA") and ii) a percentage of the tenant's sales in each Shopping Mall. Accordingly, estimates of the evolution of the Gross Domestic Product ("GDP) and the Inflation of the Argentine economy, as provided as an external consultant were used to estimate the evolution of tenant sales, which have a high correlation with these macroeconomic variables. These macroeconomic projections were contrasted with the projections prepared by the International Monetary Fund ("IMF"), the Organization for Economic Cooperation and Development ("OECD") and with the Survey of Macroeconomic Expectations ("REM"), which consists of a Survey prepared by the Central Bank of Argentina aimed to local and foreign specialized analysts in order to allow a systematic follow-up of the main short and medium term macroeconomic forecasts on the evolution of the Argentine economy.

●	The income from all Shopping Malls was considered to grow with the same elasticity in relation to the evolution of the GDP and the projected inflation. The specific characteristics and risks of each Shopping Mall are captured through the use of the historical average EBITDA Margin of each of them.

●	Cash flows from future investments, expansions or improvements in Shopping Mall were not contemplated.

●	Terminal value: a perpetuity calculated from the cash flow of the last year of useful life was considered.

●	The cash flow for concessions was projected until the termination date of the concession stipulated in the current contract.

●	Given the prevailing inflationary context and the volatility of certain macroeconomic variables, a reference long term interest rate in pesos is not available to discount the projected cash flows from shopping malls. Consequently, the projected cash flows were dollarized through the future ARS / US$ exchange rate curve provided by an external consultant, which are contrasted to assess their reasonableness with those of the IMF, OECD, REM and the On-shore Exchange Rate Futures Market (ROFEX). Finally, dollarized cash flows were discounted with a long-term dollar rate, the weighted average capital cost rate ("WACC"), for each valuation date.

●	The estimation of the WACC discount rate was determined according to the following components:

a)	United State Governments Bonds risk-free rate;
b)	Industry beta, considering comparable companies from the US, Brazil, Chile and Mexico, in order to contemplate the Market Risk on the risk-free rate;
c)	Argentine country risk considering the EMBI + Index; and
d)	Cost of debt and capital structure, considering that information available from the Argentine corporate market ("blue chips") was determined as a reference, since sovereign bonds have a history of defaults. Consequently, and because IRSA CP, based on its representativeness and market share represents the most important entity in the sector, we have taken its indicators to determine the discount rate.

For offices, other rental properties and plot of lands, the valuation was determined using transactions of comparable market assets, since the market for offices and land banks in Argentina is liquid and has market transactions that can be taken as reference. These values are adjusted to the differences in key attributes such as location, property size and quality of interior fittings. The most significant input to the comparable market approach is the price per square meter that derives from the supply and demand in force in the market at each valuation date.

In certain situations it is complex to determine reliably the fair value of developing properties. In order to assess whether the fair value of a developing property can be determined reliably, management considers the following factors, among others:

●	The provisions of the construction contract.
●	The stage of completion.
●	Whether the project / property is standard (typical for the market) or non-standard.
●	The level of reliability of cash inflows after completion.
●	The specific development risk of the property.
●	Previous experience with similar constructions.
●	Status of construction permits.

Israel operations center

Valuations were performed using the DCF method. The discount rates used by appraisers in Israel are mainly in the range of 7% - 9% and are established taking into account the type of property, purpose, location, the level of rent compared to the market price and quality of the tenants.

When determining the value of office buildings, buildings aimed at to the technology sector and commercial spaces (mainly located in the city center and in high-tech office parks with high-quality tenants), the discount rates mainly used are between 7% to 9%, while for workshop, storage and industry buildings (mainly located in peripheral areas of the city) they are valuated using a discount rate between 7.75% -9%.

There were no changes to the valuation techniques during the fiscal years ended June 30, 2019 and 2018.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				Sensitivity (i)
	Valuation		Range fiscal year	06.30.19		06.30.19
Description	technique	Parameters	2019 / (2018)	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.00% to 9.00% / (7.00% to 9.00% )	(2,670)	3,046	(2,421)	2,900
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 67 / (NIS 63)/	4,697	(4,697)	4,725	(4,725)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(1,351)	1,544	(2,057)	2,267
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 90 / (NIS 87)	2,132	(2,132)	2,551	(2,551)
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	7.75% to 9.00% / (7.75% to 9.00%)	(502)	570	(742)	837
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 32 / (NIS 31)	1,211	(1,211)	1,549	(1,549)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	6.25% / (6.25%)	(1,526)	1,616	(1,886)	1,974
		Weighted average rental value per square meter (m2) per month, in US$	US$ 78 / (US$ 73)	3,339	(3,339)	4,129	(4,129)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	8.50% / (8.50%)	(327)	345	(208)	219
		Weighted average rental value per square meter (m2) per month, in US$	US$ 27 / (US$ 33)	410	(410)	468	(468)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	12.10% / (9.79%)	(3,266)	4,073	(7,850)	10,573
		Growth rate	3% / (3%)	1,536	(1,232)	4,829	(3,589)
		Inflation	(*)	2,860	(2,618)	6,277	(5,667)
		Devaluation	(*)	(3,035)	4,364	(10,196)	15,294
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	Ps. 13.033 / (Ps. 14.312)	935	(935)	100	(100)
		% of incidence	30% / (30%)	3,119	(3,119)	3,368	(3,368)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5.787 NIS/m2 / (5.787 NIS/m2)
		Annual weighted average discount rate	7.00% to 9.00% / (7.00% to 9.00%)	(642)	642	(586)	586

(*)	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 38.05 (corresponding to the year ended June 30, 2019) and arriving at Ps. 72.16 (for 2018 starting at Ps. 19.51 and arriving at Ps 49.05). In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 55.5% (corresponding to the year ended June 30, 2019) and stabilizes at 8% after 5 years. (25% for 2018) These assumptions were determined at the closing date of the fiscal year.

(i)	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.